Share Capital - Additional Information (Detail) - USD ($)			12 Months Ended			15 Months Ended
	Jul. 31, 2015	May 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Oct. 03, 2016
Equity, Class of Treasury Stock [Line Items]
Total proceeds from exercise of stock options by employees			$ 13,950,000	$ 10,180,000	$ 20,999,000
Ordinary shares redeemed, value			$ 133,106,000	$ 110,000,000	$ 457,892,000
Employee Stock Option
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees (in shares)			458,243	393,240	773,753
Average exercise price of Option per share			$ 30.35	$ 25.79	$ 27.13
Total proceeds from exercise of stock options by employees			$ 13,900,000	$ 10,100,000	$ 21,000,000
Restricted Stock Units (RSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain RSUs previously awarded by the Company			361,102	296,386	268,870
Performance Share Unit (PSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain PSUs previously awarded by the Company			320,640	311,492	7,990
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount	$ 400,000,000	$ 60,000,000					$ 400,000,000
Ordinary shares redeemed	5,316,062	882,419	1,589,227		6,198,481	3,018,414
Ordinary shares redeemed, value	$ 400,000,000	$ 57,900,000	$ 133,100,000		$ 457,900,000	$ 243,100,000